FINANCIAL ASSETS AND LIABILITIES (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Assets And Liabilities
At the beginning			$ 6
Impairment (1)			2
Reversal of unused amounts			(7)
Reclasification to assets clasified as held for sales			(1)
At the end of the year